UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund:  BlackRock Global Allocation Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 60.3%

Australia — 0.0%
AGL Energy Ltd.	15,748	$257,692
AMP Ltd.	82,994	209,894
Newcrest Mining Ltd.	4,021	64,598
Origin Energy Ltd.(a)	31,525	228,737
Rio Tinto Ltd.	4,532	273,901
Scentre Group	16,552	52,264
South32 Ltd.	71,226	189,560
Stockland	75,769	234,125
Wesfarmers Ltd.	22,587	830,487
Woolworths Group Ltd.	30,062	672,542

		3,013,800
Belgium — 0.4%
Anheuser-Busch InBev SA	1,414,019	143,896,267

Brazil — 0.6%
Ambev SA	11,704	60,527
Azul SA — ADR(a)	6,275,647	120,178,640
Banco do Brasil SA	31,984	276,951
Banco Santander Brasil SA	22,279	216,539
Hapvida Participacoes e Investimentos SA(a)(b)	3,425,184	25,698,234
Itau Unibanco Holding SA, Preference Shares	995,849	11,939,681
JBS SA	168,605	405,195
Notre Dame Intermedica Participacoes SA(a)	6,004,838	39,197,115
Petroleo Brasileiro SA	9,469	55,351
Suzano Papel e Celulose SA	15,079	178,981
Vale SA	19,557	285,748

		198,492,962
Canada — 1.0%
Bank of Nova Scotia	8,548	506,565
Canadian Natural Resources Ltd.	10,011	367,856
Enbridge, Inc.	1,789,145	63,541,914
Encana Corp.(c)	9,755,479	131,113,638
Husky Energy, Inc.	31,802	540,770
Imperial Oil Ltd.	4,478	153,357
Manulife Financial Corp.	14,993	278,457
Royal Bank of Canada	15,753	1,229,748
Suncor Energy, Inc.	1,697,163	71,469,108
Teck Resources Ltd., Class B	30,091	784,862
Toronto-Dominion Bank	5,808	344,546
TransCanada Corp.	1,552,086	69,810,164

		340,140,985
China — 1.4%
Agile Group Holdings Ltd.	84,000	129,698
Agricultural Bank of China Ltd., Class H	710,000	345,028
Alibaba Group Holding Ltd. — ADR(a)(c)	1,041,479	194,996,113
BAIC Motor Corp. Ltd., Class H(b)	417,000	346,585
Bank of China Ltd., Class H	574,000	271,167

Security	Shares	Value
China (continued)
Beijing Capital International Airport Co. Ltd., Class H	444,000	$505,728
China Communications Services Corp. Ltd., Class H	1,310,000	830,483
China Construction Bank Corp., Class H	743,000	679,312
China Mobile Ltd.	92,500	835,591
China National Building Material Co. Ltd., Class H	102,000	111,042
China Shenhua Energy Co. Ltd., Class H	74,500	168,916
CLP Holdings Ltd.	1,405,500	16,066,180
CNOOC Ltd.	543,000	909,714
Country Garden Holdings Co. Ltd.	41,000	63,894
Country Garden Services Holdings Co., Ltd.(a)	22,299	36,421
Dongfeng Motor Group Co. Ltd., Class H	354,000	355,919
Fosun International Ltd.	196,000	359,359
Guangzhou Automobile Group Co. Ltd., Class H	268,800	253,021
Industrial & Commercial Bank of China Ltd., Class H	723,000	537,307
Momo, Inc., ADR(a)	717	29,411
New Oriental Education & Technology Group, Inc. — ADR(a)	2,947	253,560
PICC Property & Casualty Co. Ltd., Class H	51,000	57,627
Ping An Healthcare and Technology Co Ltd., (Acquired 05/03/18, Cost $42,661,343)(a)(b)(d)	6,048,342	35,910,493
SINA Corp.(a)	4,738	381,314
Tencent Holdings Ltd.	4,510,300	205,283,443
Want Want China Holdings Ltd.(c)	13,164,000	10,909,916
Zhejiang Expressway Co. Ltd., Class H	360,000	305,769

		470,933,011
Czech Republic — 0.0%
CEZ AS	577,072	15,154,464

Denmark — 0.0%
Carlsberg A/S, Class B	1,836	221,492
Danske Bank A/S	19,994	581,036
Novo Nordisk A/S, Class B	3,446	171,429

		973,957
Finland — 0.0%
Nokia OYJ	155,390	843,403

France — 2.5%
AXA SA	2,722,789	68,606,555
BNP Paribas SA	11,094	719,666
Cie de Saint-Gobain	23,350	1,038,102
Cie Generale des Etablissements Michelin SCA	2,671	343,003
Credit Agricole SA	22,117	310,747
Danone SA	3,162,813	248,319,525

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Dassault Aviation SA	37,052	$68,486,939
Eiffage SA	68,638	7,670,348
Engie SA	38,169	616,374
Kering SA	459	243,952
L’Oreal SA	840	205,272
Publicis Groupe SA	4,159	265,412
Safran SA	1,558,504	193,260,311
Sanofi	9,610	836,034
Societe Generale SA	10,865	484,557
Sodexo SA	1,428,583	158,252,626
TOTAL SA — ADR	53,305	3,478,151
Unibail-Rodamco-Westfield	526,450	116,872,471

		870,010,045
Germany — 1.6%
adidas AG	2,201	486,627
Allianz SE, Registered Shares	1,303	288,295
BASF SE	8,118	778,179
Bayer AG, Registered Shares	2,597,085	289,125,966
Deutsche Post AG, Registered Shares	11,245	397,236
Evonik Industries AG	4,676	173,042
Fresenius Medical Care AG & Co. KGaA	4,691	457,626
Fresenius SE & Co. KGaA	3,403,034	262,334,663
SAP SE	10,975	1,277,336
Siemens Healthineers AG(a)(b)	7,407	329,955

		555,648,925
Hong Kong — 0.8%
China Resources Beer Holdings Co. Ltd.	24,000	108,146
CITIC Ltd.	90,000	127,573
CK Infrastructure Holdings Ltd.	1,204,500	8,941,354
Galaxy Entertainment Group Ltd.	42,000	338,378
Hang Lung Properties Ltd.	4,583,000	9,635,919
HKT Trust & HKT Ltd.(e)	6,618,000	8,845,455
Hong Kong Exchanges & Clearing Ltd.	9,200	272,647
I-CABLE Communications Ltd.(a)	1,370,133	22,538
Jardine Matheson Holdings Ltd.	259,100	17,543,344
Link REIT	1,540,500	15,284,977
Power Assets Holdings Ltd.	1,083,500	7,665,506
Sino Land Co. Ltd.	4,610,000	7,925,385
Sun Hung Kai Properties Ltd.	9,859,666	154,626,549
Swire Pacific Ltd., Class A	1,062,000	11,534,124
WH Group Ltd.(b)	737,000	593,369
Wharf Holdings Ltd.	1,945,000	6,439,205
Wharf Real Estate Investment Co. Ltd.	1,566,000	11,407,812

		261,312,281
India — 1.6%
Aurobindo Pharma Ltd.	6,556	56,602
Coal India Ltd.	2,781,818	10,603,703
GAIL India Ltd.	34,882	191,079
HCL Technologies Ltd.	20,152	283,896
Hero MotoCorp Ltd.	280,988	13,511,100
Hindustan Petroleum Corp. Ltd.	219,879	916,894

Security	Shares	Value
India (continued)
Hindustan Unilever Ltd.	23,746	$600,390
Housing Development Finance Corp. Ltd.	3,701,993	107,803,019
Indian Oil Corp. Ltd.	99,244	238,752
Infosys Ltd.	5,402	107,282
Kotak Mahindra Bank Ltd.	3,960,518	75,599,908
Maruti Suzuki India Ltd.	356,982	49,616,334
Oil & Natural Gas Corp. Ltd.	3,675,742	8,881,060
Reliance Industries Ltd.	11,452,457	198,482,368
State Bank of India(a)	7,969,419	34,175,565
Tata Motors Ltd.(a)	8,101	30,647
Titan Co. Ltd.	6,918	92,134
Vedanta Ltd.	40,606	132,026
Yes Bank Ltd.	7,460,123	40,140,208

		541,462,967
Indonesia — 0.0%
Siloam International Hospitals Tbk PT(a)	51,519,288	11,166,660

Ireland — 0.0%
Accenture PLC, Class A	42,648	6,795,106
Medtronic PLC	111,447	10,055,863

		16,850,969
Israel — 0.0%
Check Point Software Technologies Ltd.(a)(c)	4,819	542,957

Italy — 1.0%
Ei Towers SpA	1,011,160	67,329,801
Enel SpA	14,056,448	78,307,444
Eni SpA	21,271	409,436
Intesa Sanpaolo SpA	54,645	167,467
Luxottica Group SpA	1,476,490	99,828,434
RAI Way SpA(b)	6,919,377	39,363,557
Snam SpA	1,170,903	5,028,511
Telecom Italia SpA(a)(c)	50,182,972	38,599,370
Telecom Italia SpA, Non-Convertible Savings Shares	2,795,037	1,859,582
UniCredit SpA	20,577	363,331

		331,256,933
Japan — 8.1%
Aisin Seiki Co. Ltd.	45,890	2,140,401
Ajinomoto Co., Inc.	4,436,200	78,544,862
Alfresa Holdings Corp.	335,100	8,022,633
Alpine Electronics, Inc.	233,500	5,208,574
Asahi Kasei Corp.	4,304,600	57,539,323
Astellas Pharma, Inc.	6,594,050	107,554,771
Bridgestone Corp.	2,361,100	93,136,852
Canon Marketing Japan, Inc.	283,900	5,957,011
COMSYS Holdings Corp.	341,200	8,480,255
Daicel Corp.	1,270,800	14,001,002
Daikin Industries Ltd.	448,700	53,633,062

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Daiwa House Industry Co. Ltd.	7,300	$266,198
Denso Corp.	2,935,180	145,188,878
Dentsu, Inc.	500	20,972
Dowa Holdings Co. Ltd.	160,900	5,174,017
East Japan Railway Co.	1,871,773	175,070,845
Eisai Co. Ltd.	2,000	172,184
Exedy Corp.	198,200	6,377,111
Fujitsu Ltd.	65,000	443,003
GS Yuasa Corp.	1,363,000	6,380,666
Hino Motors Ltd.	592,100	6,689,681
Hitachi Chemical Co. Ltd.	451,100	8,933,224
Hitachi Ltd.	179,000	1,251,346
Hoya Corp.	1,816,817	109,326,430
Inpex Corp.	32,400	355,716
Japan Airlines Co. Ltd.	4,268,900	157,584,083
Japan Aviation Electronics Industry Ltd.	402,000	6,954,101
Japan Post Holdings Co. Ltd.	25,300	278,952
JFE Holdings, Inc.	19,100	388,117
Kajima Corp.	26,000	202,860
Kamigumi Co. Ltd.	309,600	6,486,095
Kansai Electric Power Co., Inc.	8,300	118,154
Kao Corp.	1,700	124,188
KDDI Corp.	462,900	12,885,675
Keyence Corp.	23,000	12,166,269
Kinden Corp.	1,034,300	16,627,389
Kintetsu Group Holdings Co. Ltd.	6,900	274,580
Kirin Holdings Co. Ltd.	7,400	189,450
Koito Manufacturing Co. Ltd.	1,156,200	74,476,579
Kuraray Co. Ltd.	426,700	6,030,928
Kyudenko Corp.	168,300	6,741,287
Mabuchi Motor Co. Ltd.	245,400	12,090,935
Maeda Road Construction Co. Ltd.	409,600	7,923,617
Medipal Holdings Corp.	383,900	7,805,991
Mitsubishi Chemical Holdings Corp.	26,100	228,622
Mitsubishi Electric Corp.	13,695,500	186,076,983
Mitsubishi Heavy Industries Ltd.	3,700	138,939
Mitsubishi Tanabe Pharma Corp.	12,900	241,869
Mitsubishi UFJ Financial Group, Inc.	76,700	470,698
MS&AD Insurance Group Holdings, Inc.	6,300	192,967
Murata Manufacturing Co. Ltd.	959,440	167,878,751
Nichias Corp.	435,000	5,385,670
Nintendo Co. Ltd.	600	202,912
Nippo Corp.	399,500	7,523,742
Nippon Telegraph & Telephone Corp.	239,700	11,086,974
Nippon Television Holdings, Inc.	774,300	12,466,691
Nitto Denko Corp.	2,466,500	178,959,549
Nomura Holdings, Inc.	32,100	152,199
Okumura Corp.	378,024	12,424,902
Olympus Corp.	7,500	304,476
Ono Pharmaceutical Co. Ltd.	2,700	63,799
Oracle Corp. Japan	7,800	654,691
Otsuka Holdings Co. Ltd.	75,800	3,500,465
Panasonic Corp.	24,000	308,379
Rakuten, Inc.	33,600	236,865

Security	Shares	Value
Japan (continued)
Resona Holdings, Inc.	38,300	$217,840
Rohm Co. Ltd.	954,000	81,312,492
Seino Holdings Co Ltd.	438,000	7,649,900
Seven & i Holdings Co. Ltd.	128,000	5,227,504
Shimamura Co. Ltd.	59,200	5,539,716
Shin-Etsu Chemical Co. Ltd.	1,583,640	160,203,544
Shionogi & Co. Ltd.	18,500	1,009,777
Shiseido Co. Ltd.	200	14,734
Sony Corp.	11,800	634,212
Stanley Electric Co. Ltd.	201,300	7,079,689
Subaru Corp.	5,926,190	173,195,335
Sumitomo Chemical Co. Ltd.	15,000	86,381
Sumitomo Mitsui Financial Group, Inc.	5,800	230,189
Suzuken Co. Ltd.	169,900	7,440,022
Suzuki Motor Corp.	3,069,908	180,565,605
T&D Holdings, Inc.	1,800	26,896
Taisei Corp.	7,000	389,299
Takeda Pharmaceutical Co. Ltd.	8,200	346,228
Toagosei Co., Ltd.	412,600	4,834,658
Toda Corp.	1,851,500	16,213,781
Toho Co. Ltd.	256,700	7,664,921
Tokyo Gas Co. Ltd.	4,401,857	107,517,106
Tokyo Steel Manufacturing Co. Ltd.	1,172,200	10,056,660
Toray Industries, Inc.	4,638,900	35,950,597
Toshiba Corp.(a)	53,000	161,952
Toyota Industries Corp.	1,772,780	100,345,009
TV Asahi Holdings Corp.	563,200	11,277,648
Ube Industries Ltd.	2,331,650	62,763,002
Unicharm Corp.	9,200	280,173
Yakult Honsha Co. Ltd.	1,900	137,009
Yamato Kogyo Co. Ltd.	239,200	7,459,702

		2,813,549,991
Macau — 0.0%
Sands China Ltd.	21,600	111,602

Malaysia — 0.0%
Malaysia Airports Holdings Bhd	2,231,500	5,084,715

Mexico — 0.0%
Cemex SAB de CV(a)	810,827	604,278
Grupo Financiero Banorte SAB de CV, Series O	12,248	85,405
Wal-Mart de Mexico SAB de CV	68,081	198,825

		888,508
Netherlands — 1.7%
ABN AMRO Group NV CVA(b)	3,017,534	83,513,144
ING Groep NV	13,281,427	203,029,843
Koninklijke Ahold Delhaize NV	9,667	245,838
Koninklijke DSM NV	3,351	357,149

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Netherlands (continued)
Koninklijke Philips NV	6,998,090	$307,212,981

		594,358,955
Norway — 0.0%
DNB ASA	2,340	47,120

Poland — 0.0%
LPP SA	29	71,218
PGE Polska Grupa Energetyczna SA(a)	187,999	506,003
Polski Koncern Naftowy ORLEN SA	1,750	44,382

		621,603
Portugal — 0.1%
Jeronimo Martins SGPS SA	333,283	4,952,292
NOS SGPS SA	4,458,442	25,968,713

		30,921,005
Singapore — 0.4%
CapitaLand Ltd.	46,065,300	109,430,458
ComfortDelGro Corp. Ltd.	5,470,700	9,456,288
Genting Singapore Ltd.	781,300	734,612
Singapore Telecommunications Ltd.	5,452,100	12,867,056

		132,488,414
South Africa — 0.0%
Kumba Iron Ore Ltd.	1,673	37,014
MTN Group Ltd.	29,306	254,943
Old Mutual, Ltd.(a)	174,161	398,914
Sasol Ltd.	2,897	114,163
Tiger Brands Ltd.	14,276	378,413

		1,183,447
South Korea — 0.7%
Coway Co. Ltd.	134,490	11,277,130
Doosan Bobcat, Inc.	1,660,694	49,478,831
Hana Financial Group, Inc.	9,764	392,587
Industrial Bank of Korea	26,920	377,142
Korea Electric Power Corp.	1,155	34,321
KT&G Corp.	756,724	74,749,030
LG Chem Ltd.	49,300	16,580,742
Lotte Chemical Corp.	453	145,894
POSCO	54,405	16,012,225
Samsung Electronics Co. Ltd.	1,881,959	78,120,547
SK Hynix, Inc.	6,491	501,692
SK Innovation Co. Ltd.	1,419	252,024
SK Telecom Co. Ltd.	54,460	12,171,250
Woori Bank	10,715	161,956

		260,255,371
Spain — 0.3%
Aena SME SA(b)	5,336	968,882
Amadeus IT Group SA	1,865	159,096
CaixaBank SA	116,762	537,207
Cellnex Telecom SAU(b)	4,226,602	112,319,046

Security	Shares	Value
Spain (continued)
Repsol SA	15,802	$313,438

		114,297,669
Sweden — 0.0%
Essity AB, Class B	27,365	684,522
Sandvik AB	29,407	537,727
Skandinaviska Enskilda Banken AB, Class A	14,716	157,315
Volvo AB, Class B	65,030	1,141,212

		2,520,776
Switzerland — 1.7%
Chubb Ltd.	889,359	124,261,240
Cie Financiere Richemont SA, Registered Shares	2,172	190,221
Glencore PLC	28,490	124,941
Nestle SA, Registered Shares	2,613,921	213,017,172
Novartis AG, Registered Shares	4,199	352,387
Roche Holding AG	6,081	1,493,775
SGS SA, Registered Shares	88	229,386
Swatch Group AG, Bearer Shares	59	26,408
Swatch Group AG, Registered Shares	3,155	259,646
UBS Group AG, Registered Shares(a)	15,106,918	248,303,905

		588,259,081
Taiwan — 0.7%
Catcher Technology Co. Ltd.	7,000	86,223
Cathay Financial Holding Co. Ltd.	7,808,000	13,465,652
Cheng Shin Rubber Industry Co. Ltd.	4,273,672	6,609,644
Chunghwa Telecom Co. Ltd.	18,488,000	64,070,636
Far EasTone Telecommunications Co. Ltd.	11,296,000	26,809,729
Formosa Chemicals & Fibre Corp.	2,902,000	11,448,776
Formosa Petrochemical Corp.	2,237,000	8,816,757
Formosa Plastics Corp.	3,265,000	12,023,011
Fubon Financial Holding Co. Ltd.	8,697,000	14,428,697
Hon Hai Precision Industry Co. Ltd.	5,120,700	14,045,971
Nan Ya Plastics Corp.	4,098,000	11,387,073
Nanya Technology Corp.	106,000	272,719
Taiwan Cooperative Financial Holding Co. Ltd.	145,000	88,670
Taiwan Mobile Co. Ltd.	9,512,000	32,797,705
Taiwan Semiconductor Manufacturing Co. Ltd.	2,092,000	16,727,019
Uni-President Enterprises Corp.	6,738,000	17,823,311

		250,901,593
Thailand — 0.2%
Advanced Info Service PCL, Foreign Registered Shares	2,837,800	17,229,805
Intouch Holdings PCL, Class F	7,512,200	12,787,946
PTT Global Chemical PCL, Foreign Registered Shares	6,302,000	15,485,077

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
Siam Cement PCL, Foreign Registered Shares	928,800	$12,516,340
Thai Oil PCL, Foreign Registered Shares - NVDR	3,399,700	8,200,358

		66,219,526
Turkey — 0.0%
BIM Birlesik Magazalar AS	12,394	178,141
Eregli Demir ve Celik Fabrikalari TAS	67,469	151,225
Turk Hava Yollari AO(a)	35,255	124,065

		453,431
United Arab Emirates — 0.5%
NMC Health PLC	3,540,441	176,102,162

United Kingdom — 2.7%
Anglo American PLC	11,834	267,872
Aon PLC	1,750	251,213
Aviva PLC	26,249	172,029
Barclays PLC	43,974	111,861
Berkeley Group Holdings PLC	117,596	5,755,897
BP PLC	98,430	739,745
Diageo PLC	15,830	580,762
Fiat Chrysler Automobiles NV(a)	21,858	372,706
GlaxoSmithKline PLC	48,003	997,034
GW Pharmaceuticals PLC - ADR(a)(c)	157,398	21,259,748
HSBC Holdings PLC	16,050,639	153,705,647
Imperial Brands PLC	10,868	416,219
Legal & General Group PLC	162,741	560,045
Liberty Global PLC, Class A(a)(c)	2,096,882	59,194,979
Lloyds Banking Group PLC	1,160,592	951,312
Prudential PLC	4,975	117,378
RELX NV	10,541	229,253
RELX PLC	9,237	201,250
Rio Tinto PLC	6,139	337,036
Royal Dutch Shell PLC - ADR, Class A	2,084,773	142,535,930
Royal Dutch Shell PLC, A Shares	7,974,644	273,153,089
Royal Dutch Shell PLC, Class A	16,867	577,979
Royal Dutch Shell PLC, Class B	33,859	1,185,986
SSE PLC	4,106	67,283
Unilever NV CVA	10,214	589,255
Unilever PLC	6,515	372,169
Vodafone Group PLC	92,405,563	225,743,144
Vodafone Group PLC - ADR	1,650,065	40,509,096

		930,955,917
United States — 32.3%
AbbVie, Inc.	70,495	6,501,754
Acadia Healthcare Co., Inc.(a)(c)	1,487,371	58,721,407
Activision Blizzard, Inc.	1,393	102,274
Adobe Systems, Inc.(a)	36,447	8,917,852
Aetna, Inc.	40,917	7,708,354
Agilent Technologies, Inc.	4,418	291,765
Air Products & Chemicals, Inc.	1,418,341	232,849,042

Security	Shares	Value
United States (continued)
Allergan PLC	4,138	$761,764
Alliance Data Systems Corp.	7,995	1,797,916
Allstate Corp.	4,709	447,920
Ally Financial, Inc.	89,021	2,382,202
Alphabet, Inc., Class A(a)	1,748	2,145,181
Alphabet, Inc., Class C(a)	359,370	437,446,726
Altria Group, Inc.	3,023,785	177,435,704
Amazon.com, Inc.(a)	226,577	402,727,023
Amdocs Ltd.	88,198	5,960,421
American Tower Corp.	51,204	7,590,481
Ameriprise Financial, Inc.	26,653	3,882,543
AmerisourceBergen Corp.	704	57,608
Amgen, Inc.	44,002	8,648,593
Anadarko Petroleum Corp.	4,446,464	325,258,842
Anthem, Inc.	1,169,599	295,908,547
Apple, Inc.	2,847,525	541,855,532
Applied Materials, Inc.	7,268	353,443
AT&T, Inc.	28,313	905,167
Automatic Data Processing, Inc.	4,824	651,192
AutoZone, Inc.(a)	524	369,698
Bank of America Corp.	10,353,709	319,722,534
Bank of New York Mellon Corp.	55,593	2,972,558
Baxter International, Inc.	199,843	14,478,625
BB&T Corp.	1,894	96,234
Berkshire Hathaway, Inc., Class B(a)	81,868	16,199,221
Biogen, Inc.(a)	160,028	53,508,562
Boeing Co.	27,818	9,911,553
Booking Holdings, Inc.(a)	201	407,773
Boston Scientific Corp.(a)	2,629	88,361
Bristol-Myers Squibb Co.	15,863	931,951
Capital One Financial Corp.	46,295	4,366,544
Cardinal Health, Inc.	3,453	172,477
Carnival Corp.	10,693	633,453
Caterpillar, Inc.	18,246	2,623,775
Celgene Corp.(a)	5,774	520,180
Charles Schwab Corp.	3,953,648	201,873,267
Charter Communications, Inc., Class A(a)	848,316	258,380,087
Chevron Corp.	31,511	3,978,894
Cigna Corp.	5,909	1,060,193
Cisco Systems, Inc.	43,331	1,832,468
Citigroup, Inc.	2,654,435	190,827,332
Cloudera, Inc.(a)	6,375,768	85,371,534
CME Group, Inc.	1,951	310,443
Coca-Cola Co.	16,075	749,577
Cognizant Technology Solutions Corp., Class A	8,741	712,392
Colgate-Palmolive Co.	132,873	8,903,820
Comcast Corp., Class A	11,451,267	409,726,333
Conagra Brands, Inc.	22,862	839,264
ConocoPhillips	20,279	1,463,535
Constellation Brands, Inc., Class A	26,696	5,612,300
Corning, Inc.	20,797	690,044
Costco Wholesale Corp.	13,398	2,930,277

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
CSX Corp.	55,738	$3,939,562
Cummins, Inc.	1,820	259,914
CVS Health Corp.	5,391,125	349,668,368
Dell Technologies, Inc., Class V(a)	3,844	355,647
Delta Air Lines, Inc.	58,091	3,161,312
Discover Financial Services	72,892	5,205,218
Dollar General Corp.	175,571	17,232,294
Domo, Inc., Class B(a)(r)	1,288,241	21,397,683
Domo, Inc., Class B (Acquired 04/01/15, cost $89,772,577) 0.00%(d)(r)	709,811	11,305,262
DowDuPont, Inc.	4,798,534	329,995,183
Dropbox, Inc., Class A (Acquired 01/28/14, Cost $150,070,965)(d)	5,237,750	138,267,141
DXC Technology Co.	4,590	388,957
Eaton Corp. PLC	1,321	109,868
eBay, Inc.(a)	40,471	1,353,755
Edgewell Personal Care Co.(a)(c)	1,590,906	85,686,197
Edwards Lifesciences Corp.(a)	16,773	2,389,314
Electronic Arts, Inc.(a)	34,979	4,503,546
Eli Lilly & Co.	2,008	198,410
Emerson Electric Co.	975	70,473
Entergy Corp.	4,073	331,053
Equity Residential	7,631	499,296
Expedia Group, Inc.	9,814	1,313,506
Express Scripts Holding Co.(a)	10,693	849,666
Exxon Mobil Corp.	1,071,890	87,369,754
Facebook, Inc., Class A(a)	3,006,137	518,799,123
Fieldwood Energy, Inc.(f)	458,081	23,820,212
Fifth Third Bancorp	1,814,206	53,682,356
FleetCor Technologies, Inc.(a)	777,125	168,636,125
Ford Motor Co.	14,760	148,190
Fortune Brands Home & Security, Inc.	133,655	7,751,990
General Dynamics Corp.	9,152	1,828,204
General Electric Co.(c)	37,234	507,499
General Motors Co.	3,155	119,606
Gilead Sciences, Inc.	2,657,900	206,864,357
Global Payments, Inc.	149,239	16,799,834
Goldman Sachs Group, Inc.	24,864	5,903,460
Halliburton Co.	7,688	326,125
Hartford Financial Services Group, Inc.	187,577	9,885,308
HCA Healthcare, Inc.	1,555,248	193,208,459
Helmerich & Payne, Inc.	48,738	2,990,076
Hewlett Packard Enterprise Co.	11,015	170,072
Home Depot, Inc.	51,699	10,211,587
Honeywell International, Inc.	1,004	160,289
HP, Inc.	45,989	1,061,426
Humana, Inc.	1,291	405,606
Huntsman Corp.	78,513	2,632,541
Hyatt Hotels Corp., Class A	13,182	1,031,228
Ingersoll-Rand PLC	4,991	491,663
Intel Corp.	127,416	6,128,710
International Business Machines Corp.	811,457	117,604,463
International Paper Co.	44,011	2,364,711

Security	Shares	Value
United States (continued)
Intuit, Inc.	35,880	$7,328,131
Intuitive Surgical, Inc.(a)	1,415	719,089
Jawbone Health Hub, Inc., (Acquired 1/24/17, Cost $0)(a)(d)(f)	1,518,232	15
Johnson & Johnson	2,638,096	349,600,482
JPMorgan Chase & Co.	190,798	21,932,230
Kinder Morgan, Inc.	17,230	306,349
KLA-Tencor Corp.	45,664	5,361,867
Kohl’s Corp.	46,666	3,447,217
Kroger Co.	724	20,996
Lam Research Corp.	975	185,874
Las Vegas Sands Corp.	8,634	620,785
Lear Corp.	26,007	4,684,641
Liberty Broadband Corp., Class A(a)	216,284	17,159,973
Liberty Broadband Corp., Class C(a)	924,287	73,453,088
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	771,190	36,353,897
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	1,292,241	61,032,542
Lockheed Martin Corp.	1,090	355,449
Lookout, Inc., Series F (Acquired 03/04/15, cost $2,096,082)(a)(d)(f)	183,495	38,534
Lowe’s Cos., Inc.	184,145	18,292,964
M&T Bank Corp.	2,467	427,654
Marathon Petroleum Corp.	118,980	9,617,153
Marsh & McLennan Cos., Inc.	1,102,345	91,891,479
Masco Corp.	159,600	6,436,668
Mastercard, Inc., Class A(c)	105,799	20,948,202
McDonald’s Corp.	23,894	3,764,261
McKesson Corp.	21,408	2,688,845
Merck & Co., Inc.	181,503	11,955,603
MetLife, Inc.	1,719	78,627
MGM Resorts International	3,899,676	122,332,836
Micron Technology, Inc.(a)	69,501	3,668,958
Microsoft Corp.	4,839,515	513,375,751
Mohawk Industries, Inc.(a)(c)	306,787	57,786,399
Mondelez International, Inc., Class A	241,788	10,488,763
Morgan Stanley	4,471,193	226,063,518
NextEra Energy Partners LP	1,153,158	54,279,147
NextEra Energy, Inc.	1,086,306	181,999,707
NIKE, Inc., Class B	5,278	405,931
Norfolk Southern Corp.	1,865	315,185
Northrop Grumman Corp.	31,972	9,607,266
NVIDIA Corp.	1,147	280,854
O’Reilly Automotive, Inc.(a)	322,680	98,740,080
Occidental Petroleum Corp.	7,028	589,860
Oracle Corp.	264,507	12,611,694
PACCAR, Inc.	775	50,933
Packaging Corp. of America	43,617	4,924,359
Paychex, Inc.	6,037	416,674
PepsiCo, Inc.	124,396	14,305,551
Pfizer, Inc.	6,812,744	272,032,868
PG&E Corp.	6,817	293,676

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
Philip Morris International, Inc.	4,618	$398,533
Phillips 66	51,288	6,325,862
Pioneer Natural Resources Co.	263,135	49,803,561
Procter & Gamble Co.	2,566,303	207,562,587
Progressive Corp.	6,598	395,946
Prologis, Inc.	11,015	722,804
Prudential Financial, Inc.	36,410	3,674,133
Pure Storage, Inc., Class A(a)	3,848,567	83,359,961
PVH Corp.	19,718	3,027,107
QUALCOMM, Inc.	3,986,261	255,479,468
Raytheon Co.	54,862	10,864,322
Red Hat, Inc.(a)	4,073	575,230
Reinsurance Group of America, Inc.	30,184	4,271,036
Republic Services, Inc.	2,069	149,961
Rockwell Automation, Inc.	12,978	2,434,154
Ross Stores, Inc.	41,317	3,612,345
Royal Caribbean Cruises Ltd.	24,094	2,716,839
Schlumberger Ltd.	739,636	49,940,223
Sempra Energy	623,961	72,123,652
Simon Property Group, Inc.	840	148,016
Snap, Inc., Class A(a)(c)	4,602,524	57,531,550
St. Joe Co.(a)	2,158,309	38,094,154
Starbucks Corp.	683,373	35,801,911
State Street Corp.	30,512	2,694,515
Stryker Corp.	71,747	11,712,698
SunTrust Banks, Inc.	1,875,349	135,156,402
Symantec Corp.	15,834	320,163
Synchrony Financial	5,049	146,118
Sysco Corp.	30,423	2,044,730
Target Corp.	11,560	932,661
Tenet Healthcare Corp.(a)	2,566,791	96,588,345
TESARO, Inc.(a)	498,276	17,354,953
Texas Instruments, Inc.	6,770	753,636
Thermo Fisher Scientific, Inc.	42,543	9,977,610
Travelers Cos., Inc.	105,735	13,760,353
Tyson Foods, Inc., Class A	4,389	253,026
U.S. Foods Holding Corp.(a)	40,669	1,375,019
Union Pacific Corp.	4,332	649,323
United Continental Holdings, Inc.(a)	2,128,465	171,128,586
United Rentals, Inc.(a)	29,652	4,412,218
United Technologies Corp.	1,434	194,651
UnitedHealth Group, Inc.	84,533	21,405,446
Valero Energy Corp.	95,847	11,343,492
VeriSign, Inc.(a)(c)	54,407	7,901,529
Verizon Communications, Inc.	208,118	10,747,214
VF Corp.	7,946	731,588
Visa, Inc., Class A	138,981	19,004,262
Vistra Energy Corp.(a)	709,745	16,040,237
VMware, Inc., Class A(a)	4,389	634,606
Vornado Realty Trust(c)	8,921	641,598
Walgreens Boots Alliance, Inc.	3,041	205,632
Walmart, Inc.	241,354	21,536,017
Walt Disney Co.	35,239	4,001,741
Waste Management, Inc.	11,446	1,030,140

Security		Shares	Value
United States (continued)
Waters Corp.(a)		53,250	$10,504,628
Wells Fargo & Co.		4,688,500	268,604,165
Western Digital Corp.		2,066,786	144,985,038
Weyerhaeuser Co.		25,874	884,373
Williams Cos., Inc.		12,028,431	357,845,822
Wyndham Destinations, Inc.		54,246	2,501,826
Wyndham Hotels & Resorts, Inc.		40,851	2,369,358
Yum! Brands, Inc.		14,971	1,187,051
Zynga, Inc., Class A(a)		12,830,445	48,627,387

			11,197,433,248

Total Common Stocks — 60.3% (Cost — $16,298,114,058)			20,928,354,720

		Par (000)
Corporate Bonds — 2.6%

Australia — 0.3%
Quintis, Ltd.(a)(g):
8.75%, 08/01/23(b)(g)	USD	120,610	85,771,802
14.00%, 09/30/18, (Acquired 05/29/18, Cost $9,108,000)(d)(f)		9,108	9,108,000
14.00%, 05/31/18, (Acquired 11/13/17 - 02/28/18, Cost $9,763,546)(d)(f)		9,764	9,763,546

			104,643,348

Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18(a)(b)(g)		34,232	996,479

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(a)(g)(h)(i)		39,500	395,000

France — 0.1%
Danone SA, 2.59%, 11/02/23(b)		25,900	24,427,207

India — 0.0%
REI Agro Ltd., 5.50%, 11/13/18(a)(g)(i)		54,787	465
REI Agro Ltd., 5.50%, 11/13/18(a)(f)(g)(i)		8,271	1

,		,	466

Italy — 0.0%
Telecom Italia SpA, 5.30%, 05/30/24(b)		13,754	13,788,385

Luxembourg — 0.2%
Actavis Funding SCS, 3.45%, 03/15/22		24,070	23,797,856
Intelsat Jackson Holdings SA:
7.50%, 04/01/21		20,831	20,909,116

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Luxembourg (continued)
Intelsat Jackson Holdings SA:(continued)
8.00%, 02/15/24(b)	USD	6,850	$7,226,750

			51,933,722
Mexico — 0.1%
Petroleos Mexicanos, 5.98%, 03/11/22(j)		16,901	18,016,466

Netherlands — 0.3%
Bayer Capital Corp. BV, 5.63%, 11/22/19(b)(i)	EUR	49,200	61,514,383
Bio City Developement Co. BV, 8.00%, 07/06/20(b)(f)(i)	USD	140,850	25,705,125
Cooperatieve Rabobank UA, 3.95%, 11/09/22		6,820	6,822,142

			94,041,650
Singapore — 0.1%
CapitaLand Ltd., 1.95%, 10/17/23(b)(i)	SGD	35,000	25,664,781

Switzerland — 0.0%
UBS Group Funding Switzerland AG, 4.13%, 09/24/25(b)	USD	15,856	15,837,445

United Arab Emirates — 0.2%
Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(b)(g)(i)		86,375	80,657,218

United States — 1.3%
AliphCom(a)(d)(f)(g):
(Acquired 11/11/15, cost $11,411,936), 15.00%, 04/28/20		11,493	1
(Acquired 4/27/15 - 7/21/15, cost $203,695,479), 15.00%, 04/28/20		204,855	21
Ally Financial, Inc., 3.50%, 01/27/19		15,574	15,597,361
American Express Co., 3.70%, 08/03/23		52,240	52,185,670
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		14,577	14,525,798
4.00%, 04/13/28		24,015	23,968,707
Apple, Inc.:
3.35%, 02/09/27		42,477	41,728,512
3.20%, 05/11/27		40,818	39,630,816
Bank of America Corp.:
(3 mo. LIBOR US + 0.66%), 2.37%, 07/21/21(k)		11,209	10,995,095
4.00%, 01/22/25		13,001	12,836,962
Becton Dickinson & Co.:
3.13%, 11/08/21		23,580	23,216,714
2.89%, 06/06/22		19,438	18,873,650
3.36%, 06/06/24		10,359	9,992,717
Citigroup, Inc., 2.45%, 01/10/20		23,443	23,219,697
CVS Health Corp., 3.70%, 03/09/23		95,568	95,034,436
eBay, Inc., 2.75%, 01/30/23		13,049	12,548,036

Security		Par (000)	Value
United States (continued)
Edgewell Personal Care Co.:
4.70%, 05/19/21	USD	13,485	$13,485,000
4.70%, 05/24/22		11,930	11,736,734
Forest Laboratories LLC, 5.00%, 12/15/21(b)		11,425	11,864,959
General Motors Financial Co., Inc., 3.45%, 04/10/22		9,992	9,808,250
Hughes Satellite Systems Corp., 7.63%, 06/15/21		4,103	4,400,468
Santander Holdings USA, Inc., 3.70%, 03/28/22		6,780	6,728,551
Sherwin-Williams Co., 2.25%, 05/15/20		4,854	4,781,261
Synchrony Financial, 3.75%, 08/15/21		6,653	6,581,945

			463,741,361

Total Corporate Bonds — 2.6% (Cost — $1,388,753,122)			894,143,528

Floating Rate Loan Interests (I) — 0.2%

United States — 0.2%
Fieldwood Energy LLC, (1.00% Floor):
Exit 1st Lien TL, (1 mo. LIBOR + 5.25%), 7.33%, 04/11/22		11,587	11,586,865
Exit 2nd Lien TL, (1 mo. LIBOR + 7.25%), 9.33%, 04/11/23		15,642	15,143,750
Hilton Worldwide Finance LLC, Term Loan B2, (3 mo. LIBOR + 1.75%), 3.81%, 10/25/23		47,491	47,644,158

Total Floating Rate Loan Interests — 0.2% (Cost — $74,995,826)			74,374,773

Foreign Agency Obligations — 5.6%

Argentina — 0.8%
Argentine Republic Government International Bond:
3.38%, 01/15/23	EUR	28,949	30,821,801
7.50%, 04/22/26	USD	58,736	55,946,040
6.88%, 01/26/27		41,051	37,356,410
5.88%, 01/11/28		77,103	64,959,277
5.25%, 01/15/28	EUR	4,891	5,000,662
7.82%, 12/31/33	USD	58,816	69,120,304

			263,204,494
Australia — 0.2%
Australia Government Bond, 3.00%, 03/21/47	AUD	108,707	78,856,523

Canada — 0.9%
Canadian Government Bond:
0.50%, 08/01/18	CAD	336,515	258,685,963

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Canada (continued)
Canadian Government Bond:(continued)
0.75%, 03/01/21		81,462	$60,487,343

			319,173,306
Germany — 2.1%
Bundesrepublik Deutschland, 0.00%, 08/15/26(h)	EUR	139,396	160,395,174
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 02/15/28	EUR	486,433	575,105,990

			735,501,164
Japan — 0.6%
Japan Government Bond, 0.10%, 10/15/18	JPY	24,956,150	223,291,868

Mexico — 1.0%
Mexican Bonos:
8.50%, 12/13/18	MXN	17,278	125,552,421
6.50%, 06/09/22		23,762	118,590,505
6.50%, 06/10/21		23,482	85,296,498

			329,439,424

Total Foreign Agency Obligations — 5.6% (Cost — $1,980,558,758)			1,949,466,779

	Shares
Investment Companies — 2.5%
United States — 2.5%
iShares Gold Trust(a)(r)(m)		31,800,874	373,342,097
SPDR Gold Shares(a)(m)		4,266,082	494,821,343

Total Investment Companies — 2.5% (Cost — $889,849,658)			868,163,440

Preferred Securities – 2.6%
Capital Trusts — 0.9%
Netherlands — 0.0%
ING Groep NV, 6.00%(k)(n)		12,100	12,213,740

United Kingdom — 0.3%
HSBC Holdings PLC, 6.38%(k)(n)		47,115	47,291,682
Lloyds Bank PLC, 13.40%(k)(n)		29,991	68,396,120

			115,687,802
United States — 0.6%
American Express Co., Series C, 4.90%(k)(n)		16,043	16,123,215
Citigroup, Inc., Series O, 5.88%(k)(n)		54,674	56,094,977
Citigroup, Inc., Series Q, 5.95%(k)(n)		22,154	22,940,467
Goldman Sachs Group, Inc., Series M, 5.38%(k)(n)		25,827	26,343,540
Morgan Stanley, Series H, 5.45%(k)(n)		18,228	18,501,420

Security	Shares	Value
United States (continued)
NBCUniversal Enterprise, Inc., 5.25%(b)(n)	19,465	$19,659,650
Prudential Financial, Inc., 5.88%, 09/15/42(k)	13,887	14,792,432
Prudential Financial, Inc., 5.63%, 06/15/43(k)	9,225	9,598,613
USB Capital IX, 3.50%(k)(n)	6,431	5,779,861

		189,834,175

Total Capital Trusts — 0.9% (Cost — $301,354,317)		317,735,717

Preferred Stocks — 1.2%
Brazil — 0.0%
Itausa—Investimentos Itau SA, Preference Shares, 0.00%	13,899	38,587
Petroleo Brasileiro SA, Preference Shares, 0.00%	29,001	152,372

		190,959
South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	14,917	512,103

United States — 1.2%
Grand Rounds, Inc., Series C, (Acquired 03/31/15, cost $27,587,149), 0.00%(a)(d)(f)	9,935,944	25,336,657
Grand Rounds, Inc., Series D, , (Acquired 05/01/18, cost $5,049,088) 0.00%(d)(f)	2,083,258	5,270,643
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00%(a)(d)(f)	4,667,944	38,930,653
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00%(a)(d)(f)	9,583,601	55,393,214
Uber Technologies, Inc., Series D (Acquired 6/01/14, cost $90,664,966), 0.00%(a)(d)(f)	5,844,432	233,777,280
Wells Fargo & Co., Series L, 7.50%(i)(n)	10,026	12,722,994

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value
United States (continued)
Welltower, Inc., Series I, 6.50%(i)(n)		438,832	$26,062,233

			397,493,674

Total Preferred Stocks — 1.2% (Cost — $268,243,741)			398,196,736

Trust Preferreds — 0.5%
China — 0.3%
Mandatory Exchangeable Trust, 5.75%, 06/01/19(b)(i)		489,646	102,873,694

United States — 0.2%
Citigroup Capital XIII, 8.73%, 10/30/40(k)		1,132,845	30,496,187
GMAC Capital Trust I, Series 2, 7.65%, 02/15/40(k)		1,244,415	33,064,107

			63,560,294

Total Trust Preferreds — 0.5% (Cost — $109,101,590)			166,433,988

Total Preferred Securities— 2.6% (Cost — $678,699,648)			882,366,441

	Par (000)
U.S. Treasury Obligations — 21.9%
U.S. Treasury Notes:
2.51%, 06/30/20	USD	700,703	698,485,934
1.18%, 07/31/21		70,292	66,971,874
2.76%, 04/30/23		1,062,791	1,058,183,300
2.76%, 05/31/23		836,229	832,799,455
2.65%, 06/30/23		1,734,664	1,716,910,691
2.76%, 07/31/23		843,283	839,395,988
2.88%, 05/31/25		1,758,353	1,752,926,429
2.80%, 02/15/28		370,578	363,933,553
2.90%, 05/15/28		286,610	284,415,940

Total U.S. Treasury Obligations — 21.9% (Cost — $7,629,219,345)			7,614,023,164

Total Long-Term Investments — 95.7% (Cost — $28,940,190,414)			33,210,892,844

Security		Par (000)	Value
Short-Term Securities — 4.8%
Foreign Agency Obligations — 1.0%
Japan Treasury Discount Bill(o):
(0.14%), 10/01/18	JPY	14,719,500	$131,669,195
(0.15%), 09/10/18		22,372,500	200,110,573

Total Foreign Agency Obligations — 1.0% (Cost — $336,348,767)			331,779,768

Time Deposits — 0.0%
Canada — 0.0%
Brown Brothers Harriman & Co., 0.63%, 08/01/18	CAD	707	$543,619
Europe — 0.0%
Brown Brother Harriman & Co., (0.57%), 08/01/18	EUR	1,814	2,121,739
Hong Kong — 0.0%
BNP Paribas S.A., 0.30%, 08/01/18	HKD	276	35,122
United Kingdom — 0.0%
Citibank, New York, 0.53%, 08/01/18	GBP	1,949	2,558,704
United States — 0.0%
JPMorgan Chase, New York, 1.92%, 08/01/18	USD	206	205,548

Total Time Deposits — 0.0% (Cost — $5,464,732)			5,464,732

U.S. Treasury Obligations — 3.0%
U.S. Treasury Bills(o):
1.89%, 08/02/18		438,000	437,978,113
1.82%, 08/09/18		150,000	149,938,416
1.89%, 08/16/18		90,000	89,930,156
1.89%, 08/23/18		140,000	139,839,797
1.88%, 08/30/18		150,000	149,770,719
U.S. Treasury Notes, 1.25%, 12/15/18 (m)		78,661	78,402,315

Total U.S. Treasury Obligations — 3.0% (Cost — $1,045,983,371)			1,045,859,516

	Shares
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.79%(p)(r)		20,646,398	20,646,398
SL Liquidity Series, LLC, Money Market Series, 2.21%(p)(q)(r)		272,096,650	272,151,043

Total Money Market Fund — 0.8% (Cost — $292,751,303)			292,797,441

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Total Short-Term Securities — 4.8% (Cost — $1,680,548,173)		$1,675,901,457

Options Purchased — 0.4% (Cost — $163,180,139)		126,100,822

Total Investments Before Options Written — 100.9% (Cost — $30,783,918,726)		35,012,895,123

Investments Sold Short — (0.4%)

Common Stocks — (0.4%)
France — (0.1%)
Pernod Ricard SA	(107,299)	(17,287,775)

Japan — 0.0%
Yaskawa Electric Corp.	(492,900)	(16,300,564)

Security	Shares	Value
United States — (0.3%)
Estee Lauder Cos., Inc., Class A	(181,560)	$(24,499,706)
LyondellBasell Industries NV, Class A	(563,802)	(62,463,624)

		(86,963,330)

Total Common Stocks — (0.4)% (Proceeds — $124,123,031)		(120,551,669)
Options Written — (0.4)% (Premiums Received — $128,337,937)		(141,690,284)

Total Investments, Net of Options Written — 100.1% (Cost — $30,531,457,758)		34,750,653,170
Liabilities in Excess of Other Assets — (0.1)%		(51,328,053)

Net Assets — 100.0%		$34,699,325,117

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $563,101,446 and an original cost of $753,950,996, which was 1.60% of its net assets.

(e)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Zero-coupon bond.
(i)	Convertible security.
(j)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(k)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	All or a portion of the security is held by a wholly-owned subsidiary.
(n)	Perpetual security with no stated maturity date.
(o)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of security was purchased with the cash collateral from loaned securities.
(r)

During the period ended July 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares/ Par Held at 10/31/17	Shares/ Par Purchased	Shares/ Par Sold		Shares/ Par Held at 07/31/18	Value at 07/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	98,212,840	—	(77,566,442	)(b)	20,646,398	$20,646,398	$284,389		$—	$—
Domo, Inc., Class B	—	1,288,241	—		1,288,241	21,397,683	—		—	(5,655,378)
SL Liquidity Series, LLC, Money Market Series	307,218,218	—	(35,121,594	)(b)	272,096,624	272,151,043	1,421,728	(c)	19,775	21,913

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

Affiliate Persons and/or Related Parties	Shares/ Par Held at 10/31/17	Shares/ Par Purchased	Shares/ Par Sold	Shares/ Par Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Gold Trust	20,256,855	11,544,005	—	31,800,860	$373,342,097	$—	$—	$(23,012,910)

					$687,537,221	$1,706,117	$19,775	$(28,646,375)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange-Traded Fund
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings
SPDR	Standard & Poor’s Depository Receipts

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
CAC 40 Index	166	08/17/18	$10,702	$(125,525)
Euro Stoxx 50 Index	714	09/21/18	29,450	(458,975)
NASDAQ 100 E-Mini Index	1,755	09/21/18	254,291	(2,248,729)
S&P 500 E-Mini Index	1,258	09/21/18	177,196	(1,387,514)
Yen Denom Nikkei Index	7,227	09/13/18	727,623	(23,003,126)

				$(27,223,869)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	199,794,407	EUR	162,900,000	UBS AG	08/03/18	$9,293,578
USD	16,042,061	EUR	13,659,770	BNP Paribas S.A.	08/20/18	48,308
USD	18,973,748	EUR	16,156,230	Barclays Bank PLC	08/20/18	56,975
USD	90,984,279	EUR	76,605,000	JPMorgan Chase Bank N.A.	08/20/18	1,290,130
USD	204,334,868	JPY	22,372,500,000	Barclays Bank PLC	09/10/18	3,737,986
SEK	768,912,699	EUR	74,429,000	Goldman Sachs International	09/21/18	421,956
SEK	758,185,682	EUR	73,400,000	Barclays Bank PLC	09/28/18	406,096
USD	133,733,518	JPY	14,719,500,000	Bank of America N.A.	10/01/18	1,556,681
ZAR	1,431,945,000	USD	106,592,699	Citibank N.A.	10/19/18	1,074,114
USD	57,733,853	AUD	77,669,000	Credit Suisse International	10/25/18	8,040
NOK	545,592,000	USD	67,016,338	JPMorgan Chase Bank N.A.	10/26/18	92,703

						17,986,567

PLN	316,954,000	USD	91,152,076	Goldman Sachs International	08/02/18	(4,427,037)
USD	86,687,756	PLN	316,954,000	Goldman Sachs International	08/02/18	(37,283)
EUR	162,900,000	USD	204,158,823	UBS AG	08/03/18	(13,657,995)
GBP	68,102,000	USD	92,642,964	JPMorgan Chase Bank N.A.	08/10/18	(3,226,906)
GBP	67,844,000	USD	91,976,782	Barclays Bank PLC	08/16/18	(2,877,881)
EUR	48,643,162	USD	57,643,343	JPMorgan Chase Bank N.A.	08/20/18	(688,745)
EUR	9,000,000	USD	10,662,390	UBS AG	08/20/18	(124,601)
GBP	70,208,000	USD	94,747,613	JPMorgan Chase Bank N.A.	08/23/18	(2,518,012)
USD	88,930,000	BRL	343,572,162	BNP Paribas S.A.	09/06/18	(2,243,880)
GBP	116,470,000	USD	155,832,434	Deutsche Bank AG	09/14/18	(2,689,048)
GBP	116,459,000	USD	155,417,563	Deutsche Bank AG	09/21/18	(2,241,768)
GBP	116,473,000	USD	155,460,287	Goldman Sachs International	09/28/18	(2,219,171)
GBP	116,061,000	USD	154,999,512	JPMorgan Chase Bank N.A.	10/05/18	(2,252,757)

						(39,205,084)

						$(21,218,517)

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

Interest Rate Caps—Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
5Y - 30Y CMS Index CAP	0.60%	Goldman Sachs International	11/06/18	USD 777,469	$466	2,384,238	$(2,383,772)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Trust ETF(a)	Societe Generale	1,461,389	08/17/18	USD	129.00	USD	169,507	$—
Euro STOXX 50 Index	Deutsche Bank AG	15,600	09/21/18	EUR	3,426.55	EUR	54,988	2,258,903
Russell 2000 Index	Bank of America N.A.	71,969	12/21/18	USD	1,700.00	USD	120,246	3,724,396
Chevron Corp.	UBS AG	1,000,733	01/18/19	USD	125.00	USD	126,363	6,804,984
Exxon Mobil Corp.	UBS AG	680,375	01/18/19	USD	95.00	USD	55,457	187,103
Schlumberger Ltd.	UBS AG	984,842	01/18/19	USD	90.00	USD	66,497	113,257
TOTAL SA	UBS AG	2,170,035	01/18/19	USD	60.00	USD	141,595	13,671,220
Russell 2000 Index	Bank of America N.A.	96,090	03/15/19	USD	1,700.00	USD	160,548	7,134,683
BP PLC	UBS AG	3,055,978	06/21/19	USD	52.00	USD	137,794	2,093,345
ConocoPhillips Co.	UBS AG	1,618,420	06/21/19	USD	75.00	USD	116,801	9,589,139
Occidental Petroleum Corp.	UBS AG	1,412,186	06/21/19	USD	92.50	USD	118,525	4,106,157
Royal Dutch Shell PLC	UBS AG	1,744,387	06/21/19	USD	77.00	USD	119,264	1,876,245
Suncor Energy, Inc.	UBS AG	2,053,813	06/21/19	USD	45.00	USD	86,548	4,711,242
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	191.28	JPY	4,346,824	2,166,369
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	191.28	JPY	8,279,769	4,126,393
Halliburton Co.	Citibank N.A.	1,157,618	01/17/20	USD	50.00	USD	49,106	3,258,695
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	4,756.33	JPY	5,562,429	2,489,663
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	194.04	JPY	5,901,743	2,216,795
Euro Stoxx	Societe Generale	444,649	03/20/20	EUR	117.57	EUR	51,904	4,008,873
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	192.04	JPY	5,246,094	2,902,620
Euro Stoxx	Citibank N.A.	729,341	06/19/20	EUR	131.88	EUR	85,136	2,696,614
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,008,729	09/11/20	JPY	4,816.24	JPY	4,483,800	2,154,363
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,010,738	12/11/20	JPY	4,894.87	JPY	4,492,730	2,026,455
Euro Stoxx	Barclays Bank PLC	566,030	03/19/21	EUR	136.97	EUR	66,073	2,458,208
Euro Stoxx	Deutsche Bank AG	539,565	04/16/21	EUR	136.56	EUR	62,984	2,443,798
Euro Stoxx	UBS AG	583,778	06/18/21	EUR	134.92	EUR	68,114	2,575,801

								91,795,321

Put
S&P 500 Index	Morgan Stanley & Co. International PLC	396,526	12/21/18	USD	2,741.31	USD	1,116,732	24,252,117
S&P 500 Index	Barclays Bank, PLC.	166,992	01/18/19	USD	2,700.00	USD	470,298	10,052,918

								34,305,035

								$126,100,356

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR Gold Trust ETF(a)	Societe Generale	1,461,389	08/17/18	USD	142.00	USD	169,507	$—
Fifth Third Bancorp	Morgan Stanley & Co. International PLC	1,753,476	11/16/18	USD	34.00	USD	51,885	(447,136)
Charter Communications, Inc.	Citibank N.A.	188,042	12/21/18	USD	315.00	USD	57,274	(3,610,406)
Charter Communications, Inc.	Citibank N.A.	96,519	12/21/18	USD	305.00	USD	29,398	(2,263,371)
Russell 2000 Index	Bank of America N.A.	71,969	12/21/18	USD	1,875.00	USD	120,246	(223,872)
S&P 500 Index	Morgan Stanley & Co. International PLC	198,264	12/21/18	USD	2,965.09	USD	558,369	(3,897,905)
Apple, Inc.	Barclays Bank PLC	245,522	01/18/19	USD	160.00	USD	46,720	(8,200,435)
Comcast Corp., Class A	Citibank N.A.	1,039,611	01/18/19	USD	36.25	USD	37,197	(2,359,917)
DowDuPont, Inc.	Barclays Bank PLC	543,775	01/18/19	USD	70.00	USD	37,395	(1,916,807)
FleetCor Technologies, Inc.	Barclays Bank PLC	123,669	01/18/19	USD	180.00	USD	26,836	(5,200,281)
Microsoft Corp.	Barclays Bank PLC	435,140	01/18/19	USD	90.00	USD	46,160	(7,647,586)
Pioneer Natural Resources Co.	UBS AG	263,135	01/18/19	USD	165.00	USD	49,804	(8,551,888)
S&P 500 Index	Barclays Capital, Inc.	166,992	01/18/19	USD	2,950.00	USD	470,298	(5,385,492)
United Continental Holdings, Inc.	Deutsche Bank AG	325,526	01/18/19	USD	75.00	USD	26,172	(3,182,017)
Russell 2000 Index	Bank of America N.A.	96,090	03/15/19	USD	1,900.00	USD	160,548	(754,306)
BP PLC	UBS AG	3,055,978	06/21/19	USD	59.00	USD	137,794	(928,620)
ConocoPhillips Co.	UBS AG	1,618,420	06/21/19	USD	85.00	USD	116,801	(4,167,432)
Occidental Petroleum Corp.	UBS AG	1,412,186	06/21/19	USD	105.00	USD	118,525	(1,084,559)
Royal Dutch Shell PLC	UBS AG	1,744,387	06/21/19	USD	87.50	USD	119,264	(1,204,726)
Suncor Energy, Inc.	UBS AG	2,053,813	06/21/19	USD	50.00	USD	86,548	(1,842,291)
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	221.29	JPY	4,346,824	(839,366)
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	221.29	JPY	8,279,769	(1,599,045)
Halliburton Co.	Citibank N.A.	1,157,618	01/17/20	USD	57.50	USD	49,106	(1,487,539)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	5,679.90	JPY	5,553,268	(779,841)
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	237.47	JPY	5,901,743	(426,124)
Euro Stoxx	Societe Generale	444,649	03/20/20	EUR	159.00	EUR	51,904	(343,706)
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	233.87	JPY	5,246,094	(930,196)
Euro Stoxx	Citibank N.A.	729,341	06/19/20	EUR	161.62	EUR	85,136	(502,230)

								(69,777,094)
Put
SPDR Gold Trust ETF(a)	Societe Generale	1,461,389	08/17/18	USD	119.00	USD	169,507	(4,569,310)
Russell 2000 Index	Bank of America N.A.	59,974	12/21/18	USD	1,600.00	USD	100,205	(2,156,065)
S&P 500 Index	Citibank N.A.	396,526	12/21/18	USD	2,517.53	USD	1,116,732	(10,519,283)
Exxon Mobil Corp.	UBS AG	680,375	01/18/19	USD	60.00	USD	55,457	(125,869)
Schlumberger Ltd.	UBS AG	984,842	01/18/19	USD	60.00	USD	66,497	(1,364,006)
S&P 500 Index	Bank of America N.A.	55,252	03/15/19	USD	2,600.00	USD	155,606	(3,210,141)
Topix-Bank Index	Bank of America N.A.	23,933,618	12/13/19	JPY	156.59	JPY	4,346,824	(1,938,785)
Topix-Bank Index	Morgan Stanley & Co. International PLC	45,588,423	12/13/19	JPY	156.59	JPY	8,279,769	(3,692,635)
Halliburton Co.	Citibank N.A.	1,157,618	01/17/20	USD	35.00	USD	49,106	(2,303,660)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	1,251,390	03/13/20	JPY	3,832.77	JPY	5,562,429	(2,738,255)
Topix-Bank Index	BNP Paribas S.A.	32,495,006	03/13/20	JPY	155.80	JPY	5,901,743	(2,132,578)

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Notional Amount (000)		Value
Put
Euro Stoxx	Societe Generale	296,431	03/20/20	EUR	100.77	EUR	34,602	$(2,455,538)
Topix-Bank Index	Morgan Stanley & Co. International PLC	28,885,002	04/10/20	JPY	157.82	JPY	5,246,094	(2,971,371)
Euro Stoxx	Citibank N.A.	486,225	06/19/20	EUR	106.02	EUR	56,757	(6,425,536)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	672,487	09/11/20	JPY	3,820.96	JPY	2,989,205	(1,864,451)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley & Co. International PLC	673,826	12/11/20	JPY	3,786.60	JPY	2,995,157	(2,040,352)
Euro Stoxx	Barclays Bank PLC	377,351	03/19/21	EUR	110.23	EUR	44,048	(7,149,024)
Euro Stoxx	Deutsche Bank AG	179,855	04/16/21	EUR	118.81	EUR	20,994	(4,580,689)
Euro Stoxx	Deutsche Bank AG	179,855	04/16/21	EUR	99.04	EUR	20,994	(2,330,956)
Euro Stoxx	UBS AG	384,055	06/18/21	EUR	106.38	EUR	44,831	(7,344,686)

								(71,913,190)

								$(141,690,284)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	49,658	$(3,940,627)	$(3,149,499)	$(791,128)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.37	Annual	6-Month EURIBOR, (0.27)	Semi-annual	N/A	08/15/26	EUR	139,408	$3,837,878	$3,839	$3,834,039
3-Month LIBOR, 2.35%	Quarterly	2.40%	Semi-annual	N/A	03/07/23	USD	516,913	(9,505,840)	3,738	(9,509,578)
0.42	Annual	6-Month EURIBOR, (0.27)	Semi-annual	N/A	03/07/23	EUR	457,468	(5,090,182)	3,471	(5,093,653)
0.34	Annual	6-Month EURIBOR, (0.27)	Semi-annual	N/A	06/14/23	EUR	423,462	(1,071,171)	5,872	(1,077,043)
3-Month LIBOR, 2.35	Quarterly	2.33	Semi-annual	N/A	06/14/23	USD	528,083	(15,505,089)	6,235	(15,511,324)
3-Month LIBOR, 2.35	Quarterly	2.73	Semi-annual	N/A	07/25/28	USD	281,278	(7,364,096)	4,965	(7,369,061)
1.08	Annual	6-Month EURIBOR, (0.27)	Semi-annual	N/A	07/25/28	EUR	197,387	(3,192,043)	4,284	(3,196,327)
0.84	Annual	6-Month EURIBOR, (0.27)	Semi-annual	N/A	02/15/28	EUR	267,537	1,312,347	5,955	1,306,392
0.84	Annual	6-Month EURIBOR, (0.27)	Semi-annual	N/A	02/15/28	EUR	267,540	1,318,268	5,955	1,312,313
2.99	Quarterly	3-Month LIBOR, 2.35	Semi-annual	7/20/20(a)	07/18/50	USD	242,749	2,483,282	7,440	2,475,842
3-Month LIBOR, 2.35	Semi-annual	2.97	Quarterly	7/20/20(a)	07/18/25	USD	1,080,235	(3,763,523)	16,414	(3,779,937)

								$(36,540,169)	$68,168	$(36,608,337)

(a)	Forward swap

16

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Currency Swaps

Paid by the Fund		Received by the Fund		Notional Amount (000)		Counterparty	Termination Date(a)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Delivered	Received
0.10 JPY	Semi-annual	2.01%	Semi-annual	JPY 24,956,150	USD 241,239	Bank of America N.A.	10/15/18	$19,153,095	$—	$19,153,095

(a)	At termination date, the notional amount delivered will be exchanged for the notional amount received.

OTC Total Return Swaps

Paid by the Fund	Received by the Fund
Reference Entity	Fixed Amount Paid (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount/ Contract Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
S&P 500 Index Annual Dividend Future December 2018	USD	30,632,938	BNP Paribas S.A.	12/21/18	USD	30,633	$4,717,800	$—	$4,717,800
Euro Stoxx 50 Index Dividend Future December 2019	EUR	9,746,040	BNP Paribas S.A.	12/20/19	EUR	9,746	2,581,410	—	2,581,410
Euro Stoxx 50 Index Dividend Future December 2019	EUR	13,729,500	BNP Paribas S.A.	12/20/19	EUR	13,730	3,520,328	—	3,520,328
Euro Stoxx 50 Index Dividend Future December 2019	EUR	10,608,960	BNP Paribas S.A.	12/20/19	EUR	10,609	2,560,455	—	2,560,455
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,283,830	BNP Paribas S.A.	12/18/20	EUR	3,284	1,299,920	—	1,299,920
Euro Stoxx 50 Index Dividend Future December 2020	EUR	4,010,240	BNP Paribas S.A.	12/18/20	EUR	4,010	1,580,961	—	1,580,961
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,492,060	BNP Paribas S.A.	12/18/20	EUR	3,492	1,388,030	—	1,388,030
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,001,440	BNP Paribas S.A.	12/18/20	EUR	3,001	1,200,314	—	1,200,314
Euro Stoxx 50 Index Dividend Future December 2020	EUR	3,992,300	BNP Paribas S.A.	12/18/20	EUR	3,992	1,548,044	—	1,548,044
Euro Stoxx 50 Index Dividend Future December 2020	EUR	12,064,050	BNP Paribas S.A.	12/18/20	EUR	12,064	4,644,132	—	4,644,132
Euro Stoxx 50 Index Dividend Future December 2020	EUR	11,021,390	BNP Paribas S.A.	12/18/20	EUR	11,021	2,652,320	—	2,652,320
S&P 500 Index Annual Dividend Future December 2020	USD	12,569,450	Goldman Sachs International	12/18/20	USD	12,569	3,045,750	—	3,045,750
SGX Nikkei Stock Average Dividend Point Index Future March 2020	JPY	526,875,000	BNP Paribas S.A.	04/01/21	JPY	526,875	305,192	—	305,192
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	1,489,920,000	BNP Paribas S.A.	04/01/21	JPY	1,489,920	2,088,020	—	2,088,020
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	738,707,500	BNP Paribas S.A.	04/01/21	JPY	738,708	1,140,066	—	1,140,066

17

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)

Paid by the Fund	Received by the Fund
Reference Entity	Fixed Amount Paid (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount/ Contract Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	353,080,000	BNP Paribas S.A.	04/01/21	JPY	353,080	$494,817	$—	$494,817
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY	393,210,000	BNP Paribas S.A.	04/01/21	JPY	393,210	577,436	—	577,436
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,304,500	BNP Paribas S.A.	12/17/21	EUR	5,305	1,367,029	—	1,367,029
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,510,880	BNP Paribas S.A.	12/17/21	EUR	5,511	1,158,498	—	1,158,498
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,690,160	BNP Paribas S.A.	12/17/21	EUR	5,690	772,052	—	772,052
Euro Stoxx 50 Index Dividend Future December 2021	EUR	5,903,300	BNP Paribas S.A.	12/17/21	EUR	5,903	375,478	—	375,478
Euro Stoxx 50 Index Dividend Future December 2021	EUR	2,981,290	BNP Paribas S.A.	12/17/21	EUR	2,981	150,191	—	150,191
S&P 500 Index Annual Dividend Future December 2021	USD	15,887,988	BNP Paribas S.A.	12/17/21	USD	15,888	4,368,787	—	4,368,787
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	755,250,000	BNP Paribas S.A.	04/01/22	JPY	755,250	909,091	—	909,091
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	765,120,000	BNP Paribas S.A.	04/01/22	JPY	765,120	901,489	—	901,489
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	1,509,120,000	BNP Paribas S.A.	04/01/22	JPY	1,509,120	1,991,862	—	1,991,862
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY	532,500,000	BNP Paribas S.A.	04/01/22	JPY	532,500	279,480	—	279,480
Euro Stoxx 50 Index Dividend Future December 2022	EUR	5,584,320	BNP Paribas S.A.	12/16/22	EUR	5,584	713,116	—	713,116
Euro Stoxx 50 Index Dividend Future December 2022	EUR	5,466,780	BNP Paribas S.A.	12/16/22	EUR	5,467	821,819	—	821,819
Euro Stoxx 50 Index Dividend Future December 2022	EUR	2,730,000	BNP Paribas S.A.	12/16/22	EUR	2,730	391,732	—	391,732
Euro Stoxx 50 Index Dividend Future December 2022	EUR	11,348,860	BNP Paribas S.A.	12/16/22	EUR	11,349	899,324	—	899,324
Euro Stoxx 50 Index Dividend Future December 2023	EUR	7,733,880	BNP Paribas S.A.	12/15/23	EUR	7,734	478,498	—	478,498
Euro Stoxx 50 Index Dividend Future December 2023	EUR	7,832,265	BNP Paribas S.A.	12/15/23	EUR	7,832	337,445	—	337,445

							$51,260,886	$—	$51,260,886

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

18

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Citibank N.A	08/06/18	$1,391	$11	(b)	$1,380	0.0%
	JP Morgan Chase Bank N.A.	08/01/18	1,116	23	(c)	1,093	0.0

			$2,507	$34		$2,473

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18—30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following is the specified benchmark used in determining the variable rate of interest:

ICE LIBOR USD 1 Month

(b)	Amount includes $22 of net dividends and financing fees.
(c)	Amount includes $46 of net dividends and financing fees.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

19

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$3,013,800	$—	$3,013,800
Belgium	—	143,896,267	—	143,896,267
Brazil	198,492,962	—	—	198,492,962
Canada	340,140,985	—	—	340,140,985
China	195,696,819	275,236,192	—	470,933,011
Czech Republic	—	15,154,464	—	15,154,464
Denmark	—	973,957	—	973,957
Finland	—	843,403	—	843,403
France	120,350,622	749,659,423	—	870,010,045
Germany	329,955	555,318,970	—	555,648,925
Hong Kong	—	261,312,281	—	261,312,281
India	—	541,462,967	—	541,462,967
Indonesia	—	11,166,660	—	11,166,660
Ireland	16,850,969	—	—	16,850,969
Israel	542,957	—	—	542,957
Italy	39,363,557	291,893,376	—	331,256,933
Japan	—	2,813,549,991	—	2,813,549,991
Macau	—	111,602	—	111,602
Malaysia	—	5,084,715	—	5,084,715
Mexico	888,508	—	—	888,508
Netherlands	—	594,358,955	—	594,358,955
Norway	—	47,120	—	47,120
Poland	—	621,603	—	621,603
Portugal	—	30,921,005	—	30,921,005
Singapore	734,612	131,753,802	—	132,488,414
South Africa	398,914	784,533	—	1,183,447
South Korea	86,026,160	174,229,211	—	260,255,371
Spain	—	114,297,669	—	114,297,669
Sweden	—	2,520,776	—	2,520,776
Switzerland	124,261,240	463,997,841	—	588,259,081
Taiwan	—	250,901,593	—	250,901,593
Thailand	40,915,240	25,304,286	—	66,219,526
Turkey	—	453,431	—	453,431
United Arab Emirates	—	176,102,162	—	176,102,162
United Kingdom	263,750,966	667,204,951	—	930,955,917
United States	11,024,002,084	149,572,403	23,858,761	11,197,433,248
Corporate Bonds	167,836,382	681,730,452	44,576,694	894,143,528
Floating Rate Loan Interests	—	74,374,773	—	74,374,773
Foreign Agency Obligations	—	1,949,466,779	—	1,949,466,779
Investment Companies	868,163,440	—	—	868,163,440
Capital Trusts	—	317,735,717	—	317,735,717
Preferred Stocks	38,976,186	512,103	358,708,447	398,196,736
Trust Preferreds	63,560,294	102,873,694	—	166,433,988

20

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
U.S. Treasury	$—	$7,614,023,163	$—	$7,614,023,163
Obligations
Short-Term Securities
Foreign Agency Obligations	—	331,779,768	—	331,779,768
Time Deposits	—	5,464,732	—	5,464,732
U.S. Treasury Obligations	—	1,045,859,516	—	1,045,859,516
Money Market Funds	20,646,398	—	—	20,646,398
Options Purchased	—	126,100,822	—	126,100,822

Subtotal	$13,611,929,250	$20,701,670,928	$427,143,902	$34,740,744,080

Liabilities:
Investments:
Investments Sold Short	$(86,963,330)	$(33,588,339)	$—	$(120,551,669)

Total Investments	$13,524,965,920	$20,668,082,589	$427,143,902	$34,620,192,411

Investments Valued at NAV(a)				272,151,043

Total Investments				$34,892,343,454

Derivative Financial Instruments(b)
Assets:
Equity contracts	$—	$51,260,920	$—	$51,260,920
Forward foreign currency contracts	—	37,139,662	—	37,139,662
Interest rate contracts	—	8,928,586	—	8,928,586
Liabilities:
Credit contracts	—	(791,128)	—	(791,128)
Equity contracts	(27,223,869)	(141,690,284)	—	(168,914,153)
Forward foreign currency contracts	—	(39,205,084)	—	(39,205,084)
Interest rate contracts	—	(45,536,923)		(45,536,923)

Total	$(27,223,869)	$(129,894,251)	$—	$(157,118,120)

(a)	As of July 31, 2018, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended July 31, 2018, there were no transfers between levels.

21

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Warrants	Total
Assets:
Opening Balance, as of October 31, 2017	$2,257,426	$38,940,178	$601,457,562	$213	$642,655,379
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(197,505)	—	—	(197,505)
Accrued discounts (premiums)	—	2,365,213	—	—	2,365,213
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	(12,768,525)	(11,758,983)	(7,954,641)	(213)	(32,482,362)
Purchases	34,369,860	18,871,546	5,049,088	—	58,290,494
Sales	—	(3,643,755)	(239,843,562)	—	(243,487,317)

Closing Balance, as of July 31, 2018	$23,858,761	$44,576,694	$358,708,447	$—	$427,143,902

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018(b)	$(12,768,525)	$(11,758,983)	$(48,758,314)	$—	$(73,285,822)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $23,820,250. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Methodologies	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$38,534	Market	Revenue Multiple(a)	4.50x	—
			Time to Exit(a)	0.9 years	—
			Volatility(a)	35%	—
Corporate Bonds	44,576,671	Income	Discount Rate(b)	15% - 37%	30.94%
		Market	Recent Transactions(a)	—	—
Preferred Stocks(c)	358,708,447	Market	Revenue Multiple(a)	4.50x - 14.50x	10.31x
			Time to Exit(b)	0.4 - 0.9 years	—
			Volatility(b)	35%	—
			Discount Rate(b)	20%	—
			Recent Transactions(a)	—	—

Total	$403,323,652

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
(c)

For the period ended July 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $30,607,300 changed to a Probability-Weighted Expected Return Model (“PWERM”). The investments were previously valued utilizing Option Pricing Model (“OPM”). The change was due to consideration of liquidation preferences and exit strategy.

22

Item 2  –  Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3  –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date:	September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date:	September 20, 2018